UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   May 17, 2010
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$114,594 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                   Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: March 31, 2010                                                                     Item 8:
          Item 1:                Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of               Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other    (a)    (b)  (c)
           Issuer                 Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole  SharedNone
                                                         Value   Principal
                                                        (X$1000)   Amount
ABOVENET INC                COM              00374N107      3,287    64,794  SH        SOLE             64,794
ACE LTD                     COM              H0023R105      4,193    80,172  SH        SOLE             80,172
AETNA INC NEW               COM              00817Y108      2,107    60,000  SH        SOLE             60,000
AOL INC                     COM              00184X105      3,792   150,000  SH        SOLE            150,000
APOLLO COML REAL EST FIN    COM              03762U105      1,458    80,935  SH        SOLE             80,935
APOLLO INVT CORP            COM              03761U106        302    23,711  SH        SOLE             23,711
ASSURED GUARANTY LTD        COM              G0585R106      2,283   103,900  SH        SOLE            103,900
BHP BILLITON LTD            SPONSORED ADR    088606108        795     9,900  SH        SOLE              9,900
BPW ACQUISITION CORP        COM              055637102      1,712   137,540  SH        SOLE            137,540
CABLEVISION SYS CORP        CL A NY CABLVS   12686C109      4,551   188,542  SH        SOLE            188,542
CAPITAL ONE FINL CORP       COM              14040H105      3,727    90,000  SH        SOLE             90,000
CBS CORP NEW                CL B             124857202      1,743   125,000  SH        SOLE            125,000
CHUBB CORP                  COM              171232101      4,188    80,770  SH        SOLE             80,770
DISNEY WALT CO              COM DISNEY       254687106        873    25,000  SH        SOLE             25,000
EATON VANCE LTD DUR INCOM   COM              27828H105        531    33,399  SH        SOLE             33,399
ENSCO INTL PLC              SPONSORED ADR    29358Q109      4,478   100,000  SH        SOLE            100,000
EQUINIX INC                 COM NEW          29444U502      3,894    40,000  SH        SOLE             40,000
FREEPORT-MCMORAN COPPER &   COM              35671D857        835    10,000  SH        SOLE             10,000
GERDAU S A                  SPONSORED ADR    373737105        698    42,800  SH        SOLE             42,800
GLOBAL CROSSING LTD         SHS NEW          G3921A175      1,773   117,048  SH        SOLE            117,048
HORSEHEAD HLDG CORP         COM              440694305      2,368   200,000  SH        SOLE            200,000
INTERCONTINENTAL HTLS GRP   SPONS ADR NEW    45857P301        594    38,000  SH        SOLE             38,000
JPMORGAN CHASE & CO         *W EXP 10/28/201 46634E114      2,164    94,516  SH        SOLE             94,516
JPMORGAN CHASE & CO         COM              46625H100      2,224    86,236  SH        SOLE             86,236
KANSAS CITY SOUTHERN        COM NEW          485170302      5,426   150,000  SH        SOLE            150,000
LAUDER ESTEE COS INC        CL A             518439104      1,297    20,000  SH        SOLE             20,000
LIBERTY ACQUISITION HLDGS   COM              53015Y107      1,976   200,000  SH        SOLE            200,000
LOCKHEED MARTIN CORP        COM              539830109      4,577    55,000  SH        SOLE             55,000
MARRIOTT INTL INC NEW       CL A             571903202      4,413   140,000  SH        SOLE            140,000
MFA FINANCIAL INC           COM              55272X102        184    25,000  SH        SOLE             25,000
NAVIOS MARITIME ACQUIS CO   SHS              Y62159101      2,248   227,750  SH        SOLE            227,750
NEWS CORP                   CL B             65248E203        933    54,848  SH        SOLE             54,848
PENNYMAC MTG INVT TR        COM              70931T103      2,104   126,645  SH        SOLE            126,645
QUALCOMM INC                COM              747525103      4,198   100,000  SH        SOLE            100,000
SEAHAWK DRILLING INC        COM              81201R107      2,438   129,318  SH        SOLE            129,318
SOUTHERN COPPER CORP        COM              84265V105        716    22,600  SH        SOLE             22,600
SPDR S&P 500 ETF TR         UNIT SER 1 S&P   78462F103      1,170    10,000  SH        SOLE             10,000
STARWOOD HOTELS&RESORTS W   COM              85590A401      4,198    90,000  SH        SOLE             90,000
TIME WARNER INC             COM NEW          887317303        938    30,000  SH        SOLE             30,000
TRAVELERS COMPANIES INC     COM              89417E109      4,585    85,000  SH        SOLE             85,000
UNITED STATES STL CORP NE   COM              912909108        737    11,600  SH        SOLE             11,600
UNITEDHEALTH GROUP INC      COM              91324P102      1,960    60,000  SH        SOLE             60,000
VIACOM INC NEW              CL B             92553P201        688    20,000  SH        SOLE             20,000
VODAFONE GROUP PLC NEW      SPONS ADR NEW    92857W209      1,165    50,000  SH        SOLE             50,000
WASHINGTON FED INC          COM              938824109      1,219    60,000  SH        SOLE             60,000
WILLIAMS COS INC DEL        COM              969457100      5,313   230,000  SH        SOLE            230,000
WILMINGTON TRUST CORP       COM              971807102      2,734   164,993  SH        SOLE            164,993
WYNDHAM WORLDWIDE CORP      COM              98310W108      1,029    40,000  SH        SOLE             40,000
XL CAP LTD                  CL A             G98255105      3,780   200,000  SH        SOLE            200,000

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